Commitments	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS

NOTE 6. COMMITMENTS

Registration Rights

The holders of the founder shares, Private Placement Warrants, shares of Class A common stock underlying the Private Placement Warrants, and securities that may be issued upon conversion of Working Capital Loans will have registration rights to require the Company to register a sale of any of the Company’s securities held by them pursuant to a registration rights agreement to be signed prior to or on the effective date of the IPO. These holders will be entitled to make up to three demands, excluding short form registration demands, that the Company registers such securities for sale under the Securities Act. In addition, these holders will have “piggy-back” registration rights to include their securities in other registration statements filed by the Company.

Underwriting Agreement

The underwriters had a 45-day option from the date of the IPO to purchase up to an additional 2,250,000 Units to cover over-allotments, if any. As of January 14, 2022, the over-allotment was fully exercised. The underwriters received a cash underwriting discount of approximately 2% of the gross proceeds of the IPO, or $3,450,000.

Additionally, the underwriters are entitled to a deferred underwriting discount of 4.0% of the gross proceeds of the IPO upon the completion of the Company’s initial Business Combination. The underwriters also agreed to reimburse the Company $1,035,000 for certain expenses incurred by the Company in connection with the IPO if the underwriters’ over-allotment option was exercised in full. The Company received the reimbursement on January 14, 2022, upon full exercise of the over-allotment option.

Legal Fees

During 2022, the Company entered into a contingent fee arrangement with a third-party legal firm. The fees, contingent upon a successful Business Combination, are $1,000,000. These fees will only become payable upon the consummation of an initial Business Combination. In the event the Company does not complete a business combination, the Company is solely obligated to pay $150,000 under the contingent fee arrangement. The Company has accrued $477,945 in services provided through June 30, 2023 under this contract.

Financing Fees

During 2022, the Company entered into a contingent fee arrangement with a third-party broker-dealer for the sale of securities. All fees to the third-party broker-dealer are contingent upon the consummation of such sales. As compensation for services, the Company agreed to pay the broker-dealer a cash placement fee equal to the sum of six percent (6.0%) of the first $50,000,000 of gross proceeds of any sale of securities to investors (excluding Identified Investors), plus five percent (5.0%) of the gross proceeds of any sale in excess of $50,000,000, plus three percent (3.0%) of that portion, if any, of the gross proceeds of any sale of securities. Such fees are payable upon the consummation of each such sale. The Company also agreed to reimburse the broker-dealer for certain expenses up to $100,00 (i) monthly, (ii) upon the consummation of any sale of securities, and (iii) upon any termination of the agreement. Further, the Company agreed to a structuring fee, contingent upon the closing of a Business Combination, of $1,000,000 which will be offset by any funds raised under the fee arrangement. Such structuring fees are payable upon the consummation of an initial Business Combination.

NOTE 6. COMMITMENTS

Registration Rights

The holders of the founder shares, Private Placement Warrants, shares of Class A common stock underlying the Private Placement Warrants, and securities that may be issued upon conversion of Working Capital Loans will have registration rights to require the Company to register a sale of any of the Company’s securities held by them pursuant to a registration rights agreement to be signed prior to or on the effective date of the IPO. These holders will be entitled to make up to three demands, excluding short form registration demands, that the Company registers such securities for sale under the Securities Act. In addition, these holders will have “piggy-back” registration rights to include their securities in other registration statements filed by the Company.

Underwriting Agreement

The underwriters had a 45-day option from the date of the IPO to purchase up to an additional 2,250,000 Units to cover over-allotments, if any. As of January 14, 2022, the over-allotment was fully exercised. The underwriters received a cash underwriting discount of approximately 2% of the gross proceeds of the IPO, or $3,450,000.

Additionally, the underwriters are entitled to a deferred underwriting discount of 4.0% of the gross proceeds of the IPO upon the completion of the Company’s initial Business Combination. The underwriters also agreed to reimburse the Company $1,035,000 for certain expenses incurred by the Company in connection with the IPO if the underwriters’ over-allotment option was exercised in full. The Company received the reimbursement on January 14, 2022, upon full exercise of the over-allotment option.

Legal Fees

During 2022, the Company entered into a contingent fee arrangement with a third-party legal firm. The fees, contingent upon a successful Business Combination, are $1,000,000 (“Success Fees”). These Success Fees will only become payable upon the consummation of an initial Business Combination. In the event the Company does not complete a business combination, the Company is solely obligated to pay $150,000 under the contingent fee arrangement.

Advisory Fees

During 2022, the Company entered into a contingent fee arrangement with a third-party advisor for the sale of securities. All fees to the third-party advisor are contingent upon the consummation of such sales. As compensation for services, the Company agreed to pay the advisor a cash placement fee equal to the sum of six percent (6.0%) of the first $50,000,000 of gross proceeds of any sale of securities to investors (excluding Identified Investors), plus five percent (5.0%) of the gross proceeds of any sale in excess of $50,000,000, plus three percent (3.0%) of that portion, if any, of the gross proceeds of any sale of securities. Further, the Company agreed to a structuring fee, contingent upon the closing of a Business Combination of $1,000,000 which will be offset by any funds raised under the fee arrangement. These fees are payable upon the consummation of an initial Business Combination.